MAY-09-2007 17:32 From: [redacted] To:72027771030 P.2/2

07051278

1-3346

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
MAY 0 9 2007
1088

By Facsimile and First Class Mail

May 9, 2007

PROCESSED
MAY 2 3 2007
THOMSON FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on May 8, 2007 The Nasdaq Stock Market (the "Exchange") received from Vaughan Foods, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock,
one Class A Common Stock Purchase Warrant, and
one Class B Common Stock Purchase Warrant
Common Stock, no par value per share
Class A Common Stock Purchase Warrants
Class B Common Stock Purchase Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END